Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
At December 31, 2023 and 2022, long-term debt consisted of the following (in thousands):

	December 31,
	2023	2022
2021 Credit Facility	$28,594	$25,684
Credit Agreement	3,000	—
Economic Injury Disaster Loan	150	150
Total long-term debt	31,744	25,834
Less: deferred financing costs	(1,688)	(2,115)
Total long-term debt, net of deferred financing costs	30,056	23,719
Less: current portion	(1,478)	(655)
Total long-term debt, net of current portion	$28,578	$23,064
At September 30, 2024 and December 31, 2023, long-term debt consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
2021 Credit Facility	$28,221	$28,594
Credit Agreement	9,700	3,000
Economic Injury Disaster Loan	150	150
Total debt	38,071	31,744
Less: deferred financing costs	(1,254)	(1,688)
Total debt, net of deferred financing costs	36,817	30,056
Less: current portion	(36,667)	(1,478)
Total long-term debt, net of current portion	$150	$28,578

Schedule of Components of Interest Expense and Related Fees for Long-Term Debt
The components of interest expense and related fees for long-term debt is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Interest expense – Lafayette Square	$1,020	$896	$2,975	$2,665
Interest expense – East West Bank	206	—	531	—
Interest expense – other	1	1	4	4
Amortization of deferred financing costs	186	163	558	435
Total interest expense and amortization of deferred financing costs	$1,413	$1,060	$4,068	$3,104

Schedule of Financial Covenants
On October 15, 2024, with an effective date of June 30, 2024, the Company and Lafayette Square entered into the Fifth Amendment to the Term Loan and Security Agreement (the “Fifth Amendment”) which among other things, (1) defers quarterly installment payments on the Term Loan and the Delayed Draw Loan for the periods from June 30, 2024 through December 31, 2025, (2) requires that the Company pay a commitment fee of 50 basis points or an amount of $0.1 million to Lafayette Square, (3) allows proceeds from future equity raises by the Company, if any, to cure potential financial covenant noncompliance, (4) provides for one-month and three-month interest periods, (5) replaces the calculation of the consolidated total net leverage ratio with a consolidated total leverage ratio for purposes of calculating the applicable margin and the financial covenant and (6) replaces the financial covenants under the 2021 Credit Facility (effective as of June 30, 2024) with the following:

As of	Minimum TTM* EBITDA ($ in millions)	Minimum Liquidity ($ in millions)	Maximum Consolidated Total Leverage Ratio	Minimum Fixed Charge Coverage Ratio
June 30, 2024	n/a	n/a	n/a	n/a
September 30, 2024	$5.0	$1.5	n/a	n/a
December 31, 2024	$3.5	$1.5	n/a	n/a
March 31, 2025	$5.5	$2.0	n/a	n/a
June 30, 2025	$7.5	$2.0	n/a	1.50 to 1.00
September 30, 2025	n/a	$2.0	4.25 to 1.00	1.50 to 1.00
December 31, 2025	n/a	$2.0	4.00 to 1.00	1.50 to 1.00
March 31, 2026	n/a	$2.0	3.75 to 1.00	1.50 to 1.00
June 30, 2026	n/a	$2.0	3.50 to 1.00	1.50 to 1.00
September 30, 2026	n/a	$2.0	3.25 to 1.00	1.50 to 1.00
__________________
*TTM = Trailing Twelve Months
On October 15, 2024, with an effective date of June 30, 2024, the Company and EWB entered into the Third Amendment to the Credit Agreement (the “Third Amendment”) which, among other things, (1) provides that the Company will make prepayments of the outstanding principal balance of the Credit Agreement of $1.0 million upon execution of the Third Amendment, $1.0 million on or before January 15, 2025 and $2.0 million on or before April 15, 2025, (2) requires the Company to file a registration statement with the SEC to establish an equity line of credit offering on or before October 31, 2024 and to use commercially reasonable efforts to cause such registration statement to become effective, (3) requires the net proceeds of a potential equity line of credit to be applied to the outstanding principal balance under the Credit Agreement in an amount that would cause the ratio of the value of eligible accounts to the aggregate amount of revolving credit advances to be not less than 1.00 to 1.00, (4) requires the consent of EWB prior to the ability of the Company to make certain restricted payments, including cash dividends, (5) requires the Company to make additional prepayments in the amount by which the outstanding loans under the Credit Agreement exceed the borrowing base between the calendar months ending November 30, 2024 and April 15, 2025, and (6) replaces the financial covenants under the Credit Agreement, effective as of June 30, 2024, with the following:

As of	Minimum TTM(1) EBITDA ($ in millions)	Minimum Liquid Assets ($ in millions)	Maximum Total Funded Debt to EBITDA Leverage Ratio	Minimum Fixed Charge Coverage Ratio	Revolving Credit Availability (as of each month end)
June 30, 2024	n/a	$1.0	n/a	n/a	n/a
September 30, 2024	$5.0	$1.5	n/a	n/a	n/a
December 31, 2024	$3.5	$1.5	n/a	n/a	1.00 to 1.00(2)
March 31, 2025	$5.5	$2.0	n/a	n/a	1.50 to 1.00(3)
June 30, 2025	$7.5	$2.0	n/a	1.25 to 1.00	2.00 to 1.00(4)
__________________
(1)TTM = Trailing Twelve Months
(2)Beginning November 30, 2024
(3)Beginning January 31, 2025
(4)Beginning April 15, 2025

Schedule of Future Minimum Payments Related to Long-term Debt
As of December 31, 2023, future minimum payments related to long-term debt are as follows (in thousands):

2024	$1,478
2025	4,460
2026	25,660
2027	3
2028	3
Thereafter	140
Total	31,744
Less current portion	(1,478)
Less deferred financing costs	(1,688)
Long-term debt, net	$28,578
As of September 30, 2024, future minimum payments related to long-term debt are as follows (in thousands):

Remaining 2024	$1,109
2025	11,160
2026	25,656
2027	3
2028	3
Thereafter	140
Total	38,071
Less current portion	(36,667)
Less deferred financing costs	(1,254)
Long-term debt, net	$150